Description of Organization, Business Operations and Going Concern (Details) - USD ($)			1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 13, 2019	Nov. 07, 2019	Oct. 29, 2021	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Generating gross proceeds						$ 130,015,520	$ 130,015,520
Stock price (in Dollars per share)		$ 10			$ 10	$ 10
Gross proceeds from investors				$ 3,950,311
Transaction costs					$ 3,412,939
Transaction costs				786,728
Other offering costs					$ 812,628	$ 812,628
Aggregate fair market value, percentage					80.00%	80.00%
Business combination owns or acquires, percentage					50.00%	50.00%
Tax obligations					$ 250,000	$ 250,000
Business combination net tangible assets					$ 5,000,001	$ 5,000,001
Public share, percentage					100.00%	100.00%
received in cash			$ 13,900,000
Operating bank accounts				362,570	$ 101,541	$ 171,540	362,570
Securities held in the Trust Account				$ 130,311,535	130,203,176	130,681,047	$ 130,311,535
Working capital deficit					323,121
Transaction costs						3,412,939
Subsequent Event [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Holding shares (in Shares)			1,389,867
Leafly Holdings, Inc.[Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Operating bank accounts					33,246	$ 4,934
Aggregate consideration to be paid to the company’s securityholders					$ 385,000
Common Shares (in Shares)					6,000
IPO [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of IPO consumed (in Shares)		12,000,000
Generating gross proceeds		$ 120,000,000
Stock price (in Dollars per share)		$ 10
Net proceeds sales of units		$ 120,000,000
Sale of additional stock issued (in Shares)	13,001,552
Private Placement [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Sale of IPO consumed (in Shares)	200,311				3,750,000	3,750,000
Stock price (in Dollars per share)	$ 1				$ 1	$ 1
Gross proceeds from investors	$ 200,311				$ 3,750,000	$ 3,750,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Stock price (in Dollars per share)	$ 10
Sale of additional stock issued (in Shares)	1,001,552
Gross proceeds from sale of stock	$ 10,215,831
Trust Account [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Stock price (in Dollars per share)					$ 10	$ 10
Net proceeds sales of units	10,015,520
Gross proceeds from sale of stock	$ 130,015,520
Underwriting Fees [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Transaction costs					$ 2,600,311	$ 2,600,311